Segment Reporting and Business Concentrations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 Segment Country	Dec. 31, 2018 Segment	Dec. 31, 2017 Segment
Segment Reporting [Abstract]
Number of operating segments | Segment	1	1	1
Number of geographic region company has historically operated in | Country	2